S000003467 [Member] Investment Objectives and Goals - Sit Tax-Free Income Fund	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY INFORMATION SIT TAX‑FREE INCOME FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Sit Tax‑Free Income Fund (the “Fund”) seeks high current income that is exempt from federal income tax consistent with preservation of capital.